Consolidated Statements Of Convertible Preferred Stock And Stockholders' Equity (Deficit) (USD $)	Total USD ($)	Common Shares USD ($)	Additional Paid-In Capital USD ($)	Deficit Accumulated During the Development Stage USD ($)	Special Participation Preferred Shares	Series A Convertible Preferred Shares USD ($)	Series A-2 Convertible Preferred Shares USD ($)	Series A-3 Convertible Preferred Shares USD ($)	Series A-4 Convertible Preferred Shares USD ($)	Series B Convertible Preferred Shares USD ($)	Series B-1 Convertible Preferred Shares USD ($)	Preferred Stock Subscription USD ($)
Balance at Dec. 21, 2008
Increase (Decrease) in Stockholders' Equity
Net loss	$ (179,000)			$ (179,000)
Balance at Dec. 31, 2009	(179,000)			(179,000)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with a service agreement (in shares)		151,515
Issuance of convertible preferred stock, net of issuance costs						4,840,000
Issuance of convertible preferred stock, net of issuance costs (in shares}						5,000,000
Proceeds from sale of restricted stock to advisors	1,000		1,000
Issuance of special participation stock (in shares)					10,000
Conversion of notes payable into Series A convertible preferred stock (in shares)						937,500
Vesting of restricted stock (in shares)		578,600
Stock-based compensation expense	46,000		46,000
Net loss	(2,244,000)			(2,244,000)
Balance at Dec. 31, 2010	(2,376,000)		47,000	(2,423,000)		5,778,000
Balance (in shares) at Dec. 31, 2010		730,115			10,000	5,937,500
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with a service agreement (in shares)		11,170
Issuance of convertible preferred stock						5,000,000
Issuance of convertible preferred stock (in shares)						5,000,000
Proceeds from the sale of Series A-2 convertible preferred stock, net of issuance costs of $35												6,980,000
Proceeds from the sale of Series A-2 convertible preferred stock, net of issuance costs of $35 (in shares)												6,100,000
Proceeds from sale of restricted stock to advisors	12,000		12,000
Vesting of restricted stock (in shares)		486,921
Stock-based compensation expense	24,000		24,000
Net loss	(10,311,000)			(10,311,000)
Balance at Dec. 31, 2011	(12,651,000)		83,000	(12,734,000)		10,778,000						6,980,000
Balance (in shares) at Dec. 31, 2011		1,228,206			10,000	10,937,500						6,100,000
Increase (Decrease) in Stockholders' Equity
Issuance of convertible preferred stock						7,500,000
Issuance of convertible preferred stock (in shares)						7,500,000
Proceeds from the sale of Series A-4 convertible preferred stock												2,000,000
Proceeds from the sale of Series A-4 convertible preferred stock (in shares)												1,538,461
Exercise of stock options	9,000		9,000
Exercise of stock options (in shares)		319,635
Vesting of restricted stock (in shares)		575,547
Stock-based compensation expense	653,000		653,000
Net loss	(15,888,000)			(15,888,000)
Balance at Dec. 31, 2012	(27,877,000)		745,000	(28,622,000)		18,278,000						8,980,000
Balance (in shares) at Dec. 31, 2012		2,123,388			10,000	18,437,500						7,638,461
Increase (Decrease) in Stockholders' Equity
Issuance of convertible preferred stock						2,500,000
Issuance of convertible preferred stock (in shares)						2,500,000
Proceeds from the sale of Series A-3 convertible preferred stock												3,000,000
Proceeds from the sale of Series A-3 convertible preferred stock (in shares)												1,764,706
Proceeds from the sale of Series B convertible preferred stock												2,000,000
Proceeds from the sale of Series B convertible preferred stock (in shares)												1,000,000
Issuance of convertible preferred stock, net of issuance costs										46,057,000	18,877,000
Issuance of convertible preferred stock, net of issuance costs (in shares}										23,100,000	8,636,362
Issuance of shares related to preferred stock subscription							6,980,000	3,000,000	2,000,000	2,000,000		(13,980,000)
Issuance of shares related to preferred stock subscription (in shares)							6,100,000	1,764,706	1,538,461	1,000,000		(10,403,167)
Conversion of convertible preferred stock into common stock	99,691,000	2,000	99,689,000			(20,778,000)	(6,980,000)	(3,000,000)	(2,000,000)	(48,057,000)	(18,877,000)
Conversion of convertible preferred stock into common stock (in shares)		19,114,241				(20,937,500)	(6,100,000)	(1,764,706)	(1,538,461)	(24,100,000)	(8,636,362)
Settlement of special participation preferred shares	88,000		88,000
Settlement of special participation preferred shares (in shares)		12,121			(10,000)
Exercise of stock options	34,000		34,000
Exercise of stock options (in shares)		79,122
Vesting of restricted stock	5,000		5,000
Vesting of restricted stock (in shares)		438,386
Initial public offering, net of issuance costs of $3,207	113,155,000	1,000	113,154,000
Initial public offering, net of issuance costs of $3,207 (in shares)		7,820,000
Stock-based compensation expense	3,785,000		3,785,000
Net loss	(33,947,000)			(33,947,000)
Balance at Dec. 31, 2013	$ 154,934,000	$ 3,000	$ 217,500,000	$ (62,569,000)
Balance (in shares) at Dec. 31, 2013		29,587,258